Income and Expenses - Research and Development Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income And Expenses [Line Items]
Research and development expenses	€ 645,029	€ 226,466	€ 143,040
Depreciation and Amortization
Disclosure Of Income And Expenses [Line Items]
Research and development expenses	30,192	27,533	18,312
Wages, Benefits and Social Security Expense
Disclosure Of Income And Expenses [Line Items]
Research and development expenses	126,298	83,213	45,668
Laboratory Supplies
Disclosure Of Income And Expenses [Line Items]
Research and development expenses	107,792	37,218	22,921
Purchased Services
Disclosure Of Income And Expenses [Line Items]
Research and development expenses	359,880	65,552	42,079
Lease and Lease Related Cost
Disclosure Of Income And Expenses [Line Items]
Research and development expenses	3,725	2,527	2,404
Other
Disclosure Of Income And Expenses [Line Items]
Research and development expenses	9,889	5,542	9,416
IT Costs
Disclosure Of Income And Expenses [Line Items]
Research and development expenses	5,118	3,800	1,572
Transport Costs
Disclosure Of Income And Expenses [Line Items]
Research and development expenses	€ 2,135	€ 1,081	€ 668